Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets
Goodwill and Intangible Assets

8.Goodwill and Other Intangible Assets

	March 31,	December 31,
	2021	2020
Identifiable intangibles on acquisition of Intermeccanica	$406,769	$407,751
Goodwill on acquisition of Intermeccanica	549,760	549,760
Other intangibles	11,956	11,956
	$968,485	$969,467